Payables to third parties (Details Text) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Maximum [Member]
Statement [LineItems]
Payables to third parties, average settlement terms	30 days	30 days	30 days